EXPLORATION AND EVALUATION PROPERTY (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of exploration and evaluation property [abstract]
Disclosure of exploration and evaluation property [Table Text Block]
$
Balance at March 31, 2023	7,000,000
Expenditures capitalized	271,857
Balance at March 31, 2024	7,271,857
Expenditures capitalized	183,214
Balance at March 31, 2025	7,455,071